Provisions (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of contingent liabilities [abstract]
Disclosure of Legal Claims Provisions

(EUR thousand)	For the financial year ended March 31
	2024		2023
Provisions	Current	Non-current	Current	Non-current
Legal claims	—	1,084	—	1,062
Social contributions	2,540	—	1,444	—
Other	—	91	—	168
Total	2,540	1,175	1,444	1,230

(EUR thousand)
Provisions	Legal claims	Social contributions	Other
Opening balance as of April 1, 2023	1,062	1,444	168
Additional provisions	22	1,096	33
Unwinding of discount	—	—	34
Reversals	—	—	(145)
Exchange differences	—	—	1
Closing balance as of March 31, 2024	1,084	2,540	91